Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future minimum lease payments under noncancelable operating leases [Abstract]
2012	$ 201.3
2013	147.7
2014	110.4
2015	82.7
2016	60.7
Thereafter	141.5
Total minimum lease payments	744.3
Rental expense [Abstract]
Rental expense for all operating leases	$ 254.3	$ 248.8	$ 250.8